Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	$ 14,075,432	$ 13,284,387
Cost, Additions	1,343,893	436,295
Cost, Impact of sale of RPK	(13,239,239)
Cost, Disposal		(150,670)
Cost, Foreign exchange movements	(442,745)	505,420
Cost, Ending balance	1,737,341	14,075,432
Accumulated depreciation, Beginning balance	2,828,169	1,124,883
Accumulated depreciation, Depreciation	1,949	1,605,959
Accumulated depreciation, Depreciation - RPK	261,501
Accumulated depreciation, Impact of sale of RPK	(2,741,987)
Accumulated depreciation, Disposal		(51,087)
Accumulated depreciation, Foreign exchange movements	(340,816)	148,414
Accumulated depreciation, Ending balance	8,816	2,828,169
Impairment, Beginning balance
Impairment, Impairment		8,728,031
Impairment, Ending balance		8,728,031
Net book value Beginning balance	2,519,232
Net book value Ending balance	1,728,525	2,519,232
Impairment, Impact of sale of RPK	(8,728,031)
Land [Member] | Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	1,355,337	885,237
Cost, Additions	1,200,000	434,344
Cost, Impact of sale of RPK	(909,551)
Cost, Disposal
Cost, Foreign exchange movements	(63,184)	35,756
Cost, Ending balance	1,582,602	1,355,337
Land [Member] | Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance
Accumulated depreciation, Depreciation
Accumulated depreciation, Depreciation - RPK
Accumulated depreciation, Impact of sale of RPK
Accumulated depreciation, Disposal
Accumulated depreciation, Foreign exchange movements
Accumulated depreciation, Ending balance
Land [Member] | Impairment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance
Impairment, Impairment		737,994
Impairment, Ending balance		737,994
Impairment, Impact of sale of RPK	(737,994)
Land [Member] | Net book value [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance	617,343
Net book value Ending balance	1,582,602	617,343
Plant and equipments [Member] | Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	12,502,023	12,135,221
Cost, Additions
Cost, Impact of sale of RPK	(12,148,749)
Cost, Disposal		(93,002)
Cost, Foreign exchange movements	(353,274)	459,804
Cost, Ending balance		12,502,023
Plant and equipments [Member] | Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	2,723,166	1,053,249
Accumulated depreciation, Depreciation		1,541,644
Accumulated depreciation, Depreciation - RPK	255,023
Accumulated depreciation, Impact of sale of RPK	(2,662,688)
Accumulated depreciation, Disposal		(14,771)
Accumulated depreciation, Foreign exchange movements	(315,501)	143,044
Accumulated depreciation, Ending balance		2,723,166
Plant and equipments [Member] | Impairment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance
Impairment, Impairment		7,902,730
Impairment, Ending balance		7,902,730
Impairment, Impact of sale of RPK	(7,902,730)
Plant and equipments [Member] | Net book value [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance	1,876,127
Net book value Ending balance		1,876,127
Leasehold Improvements [Member] | Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	1,538
Cost, Additions	143,020	1,502
Cost, Impact of sale of RPK
Cost, Disposal
Cost, Foreign exchange movements	(1,034)	36
Cost, Ending balance	143,524	1,538
Leasehold Improvements [Member] | Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	308
Accumulated depreciation, Depreciation	152	300
Accumulated depreciation, Depreciation - RPK
Accumulated depreciation, Impact of sale of RPK
Accumulated depreciation, Disposal
Accumulated depreciation, Foreign exchange movements	(1)	8
Accumulated depreciation, Ending balance	459	308
Leasehold Improvements [Member] | Impairment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance
Impairment, Impairment
Impairment, Ending balance
Impairment, Impact of sale of RPK
Leasehold Improvements [Member] | Net book value [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance	1,230
Net book value Ending balance	143,065	1,230
Motor vehicles [Member] | Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	32,716	92,255
Cost, Additions
Cost, Impact of sale of RPK	(28,983)
Cost, Disposal		(57,668)
Cost, Foreign exchange movements	(3,733)	(1,871)
Cost, Ending balance		32,716
Motor vehicles [Member] | Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	21,364	30,519
Accumulated depreciation, Depreciation		29,928
Accumulated depreciation, Depreciation - RPK	2,202
Accumulated depreciation, Impact of sale of RPK	(19,866)
Accumulated depreciation, Disposal		(36,316)
Accumulated depreciation, Foreign exchange movements	(3,700)	(2,767)
Accumulated depreciation, Ending balance		21,364
Motor vehicles [Member] | Impairment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance
Impairment, Impairment		9,174
Impairment, Ending balance		9,174
Impairment, Impact of sale of RPK	(9,174)
Motor vehicles [Member] | Net book value [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance	2,178
Net book value Ending balance		2,178
Computers [Member] | Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	48,862	42,439
Cost, Additions		412
Cost, Impact of sale of RPK	(25,610)
Cost, Disposal
Cost, Foreign exchange movements	(15,364)	6,011
Cost, Ending balance	7,888	48,862
Computers [Member] | Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	44,761	26,344
Accumulated depreciation, Depreciation	1,315	12,757
Accumulated depreciation, Depreciation - RPK	1,040
Accumulated depreciation, Impact of sale of RPK	(24,764)
Accumulated depreciation, Disposal
Accumulated depreciation, Foreign exchange movements	(15,830)	5,660
Accumulated depreciation, Ending balance	6,522	44,761
Computers [Member] | Impairment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance
Impairment, Impairment		1,135
Impairment, Ending balance		1,135
Impairment, Impact of sale of RPK	(1,135)
Computers [Member] | Net book value [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance	2,966
Net book value Ending balance	1,366	2,966
Furniture and fixtures [Member] | Cost [Member]
Schedule of Property, Plant and Equipment [Line Items]
Cost, Beginning balance	134,956	129,235
Cost, Additions	873	37
Cost, Impact of sale of RPK	(126,346)
Cost, Disposal
Cost, Foreign exchange movements	(6,156)	5,684
Cost, Ending balance	3,327	134,956
Furniture and fixtures [Member] | Accumulated depreciation [Member]
Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation, Beginning balance	38,570	14,771
Accumulated depreciation, Depreciation	482	21,330
Accumulated depreciation, Depreciation - RPK	3,236
Accumulated depreciation, Impact of sale of RPK	(34,669)
Accumulated depreciation, Disposal
Accumulated depreciation, Foreign exchange movements	(5,784)	2,469
Accumulated depreciation, Ending balance	1,835	38,570
Furniture and fixtures [Member] | Impairment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Impairment, Beginning balance
Impairment, Impairment		76,998
Impairment, Ending balance		76,998
Impairment, Impact of sale of RPK	(76,998)
Furniture and fixtures [Member] | Net book value [Member]
Schedule of Property, Plant and Equipment [Line Items]
Net book value Beginning balance	19,388
Net book value Ending balance	$ 1,492	$ 19,388